DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Tables)	12 Months Ended
Mar. 31, 2021
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Schedule of deposit of interests from consumers and payable to financing partners.

	March 31,	March 31,
	2020	2021
	RMB	RMB

Deposit of interests from consumers and payable to financing partners, current	25,968	—